Contingencies (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2023
Loss Contingencies [Line Items]
Loss contingency, damages sought, value	$ 288	$ 352
Claim settlement payment	$ 132
Product Recall And Extended Warranty Disclosure	Ford initiated recalls covering approximately 3.8 million vehicles equipped with rearview cameras or image processing modules supplied by the Company. Ford also announced a new 15-year extended warranty program for up to approximately 14.9 million vehicles also equipped with rearview cameras supplied by us.